Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 78.5%
2seventy bio, Inc.
(a)
................. 284,066 $ 2,661,698
4D Molecular Therapeutics, Inc.
(a)(b)
....... 239,239 5,313,498
89bio, Inc.
(a)
...................... 324,868 4,135,570
Abcam plc, ADR
(a)(b)
................. 1,411,589 21,964,325
Absci Corp.
(a)(b)
.................... 469,507 985,965
ACADIA Pharmaceuticals, Inc.
(a)(b)
........ 1,319,847 21,011,964
Actinium Pharmaceuticals, Inc.
(a)
........ 207,384 2,208,640
Acumen Pharmaceuticals, Inc.
(a)(b)
........ 210,630 1,137,402
Adaptimmune Therapeutics plc, ADR
(a)(b)
... 879,633 1,284,264
ADC Therapeutics SA
(a)(b)
............. 378,742 1,454,369
Adicet Bio, Inc.
(a)(b)
.................. 235,653 2,106,738
ADMA Biologics, Inc.
(a)(b)
.............. 1,567,777 6,082,975
Affimed NV
(a)(b)
..................... 1,044,956 1,295,745
Agios Pharmaceuticals, Inc.
(a)(b)
......... 439,361 12,337,257
Akero Therapeutics, Inc.
(a)(b)
............ 298,196 16,341,141
Alaunos Therapeutics, Inc.
(a)(b)
.......... 1,742,471 1,131,038
Alector, Inc.
(a)(b)
.................... 506,094 4,671,248
Alkermes plc
(a)
..................... 1,349,233 35,255,458
Allakos, Inc.
(a)(b)
.................... 392,471 3,304,606
Allogene Therapeutics, Inc.
(a)(b)
.......... 668,060 4,202,097
Allovir, Inc.
(a)(b)
..................... 304,500 1,562,085
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 1,017,189 241,734,966
Alpine Immune Sciences, Inc.
(a)
......... 218,888 1,608,827
Altimmune, Inc.
(a)(b)
.................. 400,025 6,580,411
ALX Oncology Holdings, Inc.
(a)(b)
......... 145,641 1,641,374
Amgen, Inc. ...................... 2,521,039 662,125,683
Amicus Therapeutics, Inc.
(a)(b)
........... 2,272,949 27,752,707
AnaptysBio, Inc.
(a)(b)
................. 218,227 6,762,855
Anavex Life Sciences Corp.
(a)(b)
......... 631,167 5,844,606
Annexon, Inc.
(a)(b)
................... 291,723 1,508,208
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 766,312 39,625,994
Arbutus Biopharma Corp.
(a)
............ 1,141,716 2,660,198
Arcellx, Inc.
(a)
..................... 185,597 5,749,795
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 190,878 3,237,291
Arcus Biosciences, Inc.
(a)(b)
............ 370,947 7,671,184
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 350,081 5,181,199
Argenx SE, ADR, NVS
(a)(b)
............. 339,632 128,662,791
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 859,580 34,864,565
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 152,060 1,297,072
Ascendis Pharma A/S, ADR
(a)(b)
......... 346,122 42,271,880
Atara Biotherapeutics, Inc.
(a)(b)
.......... 762,140 2,499,819
Aurinia Pharmaceuticals, Inc.
(a)
.......... 1,080,150 4,666,248
Autolus Therapeutics plc, ADR
(a)(b)
........ 397,449 755,153
Avidity Biosciences, Inc.
(a)(b)
............ 501,985 11,139,047
Beam Therapeutics, Inc.
(a)(b)
............ 481,136 18,817,229
BeiGene Ltd., ADR
(a)(b)
............... 580,983 127,781,401
BELLUS Health, Inc.
(a)(b)
.............. 862,664 7,091,098
Bicycle Therapeutics plc, ADR
(a)(b)
........ 177,921 5,266,462
BioAtla, Inc.
(a)(b)
.................... 292,801 2,415,608
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 1,531,269 17,578,968
Biogen, Inc.
(a)
..................... 1,182,991 327,593,868
BioMarin Pharmaceutical, Inc.
(a)
......... 1,518,438 157,143,149
Biomea Fusion, Inc.
(a)(b)
............... 205,935 1,736,032
BioNTech SE, ADR
(b)
................ 1,495,002 224,579,200
Bluebird Bio, Inc.
(a)(b)
................. 664,522 4,598,492
Blueprint Medicines Corp.
(a)(b)
........... 484,366 21,220,074
Bridgebio Pharma, Inc.
(a)(b)
............. 886,064 6,751,808
C4 Therapeutics, Inc.
(a)(b)
.............. 341,120 2,012,608
CareDx, Inc.
(a)(b)
.................... 435,910 4,973,733
Caribou Biosciences, Inc.
(a)(b)
........... 426,094 2,675,870
Centessa Pharmaceuticals plc, ADR
(a)(b)
.... 287,223 890,391
Century Therapeutics, Inc.
(a)
........... 195,212 1,001,438
Chinook Therapeutics, Inc.
(a)(b)
.......... 384,364 10,070,337
Security
Shares
Shares Value
Biotechnology (continued)
Cogent Biosciences, Inc.
(a)
............. 495,404 $ 5,726,870
Coherus Biosciences, Inc.
(a)(b)
........... 607,388 4,810,513
Compass Pathways plc, ADR
(a)(b)
........ 259,472 2,083,560
Concert Pharmaceuticals, Inc.
(a)
......... 378,364 2,209,646
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 361,424 6,614,059
CRISPR Therapeutics AG
(a)(b)
........... 625,372 25,421,372
Cullinan Oncology, Inc.
(a)
.............. 246,880 2,604,584
CureVac NV
(a)(b)
.................... 597,666 3,603,926
Cytokinetics, Inc.
(a)(b)
................. 739,767 33,896,124
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 328,941 7,078,810
DBV Technologies SA, ADR, NVS
(a)(b)
..... 1,054,676 1,613,654
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 396,333 6,495,898
Denali Therapeutics, Inc.
(a)(b)
........... 964,291 26,816,933
Design Therapeutics, Inc.
(a)(b)
........... 264,215 2,710,846
Dyne Therapeutics, Inc.
(a)
............. 236,571 2,741,858
Editas Medicine, Inc.
(a)(b)
.............. 569,268 5,049,407
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 326,864 385,700
Emergent BioSolutions, Inc.
(a)
.......... 339,951 4,014,821
Enanta Pharmaceuticals, Inc.
(a)
......... 160,525 7,467,623
EQRx, Inc.
(a)
...................... 1,715,605 4,220,388
Erasca, Inc.
(a)
..................... 553,716 2,386,516
Evelo Biosciences, Inc.
(a)(b)
............. 445,150 716,692
Exelixis, Inc.
(a)(b)
.................... 2,616,823 41,973,841
Exscientia plc, ADR
(a)(b)
............... 702,107 3,742,230
Fate Therapeutics, Inc.
(a)(b)
............. 759,745 7,665,827
FibroGen, Inc.
(a)(b)
................... 719,749 11,530,379
Foghorn Therapeutics, Inc.
(a)(b)
.......... 145,637 929,164
G1 Therapeutics, Inc.
(a)(b)
.............. 345,055 1,873,649
Galapagos NV, ADR, NVS
(a)(b)
.......... 406,500 18,040,470
Generation Bio Co.
(a)(b)
............... 409,114 1,607,818
Genmab A/S, ADR, NVS
(a)(b)
............ 4,065,964 172,315,554
Geron Corp.
(a)(b)
.................... 2,827,910 6,843,542
Gilead Sciences, Inc. ................ 8,220,716 705,748,469
Gossamer Bio, Inc.
(a)(b)
............... 577,854 1,253,943
Gracell Biotechnologies, Inc., ADR
(a)(b)
..... 364,880 839,224
Graphite Bio, Inc.
(a)(b)
................ 223,288 741,316
GreenLight Biosciences Holdings PBC
(a)
... 651,233 768,455
Gritstone bio, Inc.
(a)(b)
................ 588,419 2,030,046
Halozyme Therapeutics, Inc.
(a)(b)
......... 1,116,208 63,512,235
Humacyte, Inc.
(a)(b)
.................. 438,934 926,151
Ideaya Biosciences, Inc.
(a)
............. 337,497 6,132,321
IGM Biosciences, Inc.
(a)(b)
............. 144,510 2,458,115
I-Mab, ADR
(a)
..................... 513,928 2,148,219
Imago Biosciences, Inc.
(a)
............. 167,253 6,012,745
Immuneering Corp., Class A
(a)(b)
......... 156,256 757,842
ImmunityBio, Inc.
(a)(b)
................. 691,790 3,507,375
Immunocore Holdings plc, ADR
(a)(b)
....... 273,092 15,585,360
ImmunoGen, Inc.
(a)(b)
................. 1,830,927 9,081,398
Immunovant, Inc.
(a)(b)
................. 432,139 7,670,467
Incyte Corp.
(a)
..................... 1,837,394 147,579,486
Inhibrx, Inc.
(a)(b)
.................... 236,042 5,816,075
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 2,054,084 3,204,371
Insmed, Inc.
(a)(b)
.................... 1,101,696 22,011,886
Instil Bio, Inc.
(a)
.................... 499,806 314,878
Intellia Therapeutics, Inc.
(a)(b)
........... 608,208 21,220,377
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 295,016 3,649,348
Invivyd, Inc.
(a)(b)
.................... 302,724 454,086
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 1,164,636 43,988,302
Iovance Biotherapeutics, Inc.
(a)
.......... 1,183,080 7,559,881
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 1,245,323 15,429,552
iTeos Therapeutics, Inc.
(a)
............. 240,806 4,702,941
IVERIC bio, Inc.
(a)(b)
................. 1,076,171 23,040,821
Karuna Therapeutics, Inc.
(a)(b)
........... 228,867 44,972,366
Karyopharm Therapeutics, Inc.
(a)(b)
....... 604,141 2,054,079
Keros Therapeutics, Inc.
(a)
............. 147,666 7,090,921

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kezar Life Sciences, Inc.
(a)(b)
........... 468,658 $ 3,299,352
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 275,396 4,125,432
Kinnate Biopharma, Inc.
(a)
............. 182,252 1,111,737
Kodiak Sciences, Inc.
(a)
............... 411,671 2,947,564
Krystal Biotech, Inc.
(a)(b)
............... 171,748 13,605,877
Kura Oncology, Inc.
(a)(b)
............... 538,731 6,685,652
Kymera Therapeutics, Inc.
(a)(b)
.......... 354,389 8,845,549
Legend Biotech Corp., ADR
(a)(b)
......... 1,021,461 50,991,333
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 1,383,103 1,618,231
Lyell Immunopharma, Inc.
(a)(b)
........... 669,365 2,322,697
MacroGenics, Inc.
(a)
................. 485,326 3,256,537
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 103,247 29,967,442
MannKind Corp.
(a)(b)
................. 2,133,294 11,242,459
MeiraGTx Holdings plc
(a)
.............. 291,183 1,898,513
Mersana Therapeutics, Inc.
(a)
........... 656,333 3,846,111
Merus NV
(a)(b)
...................... 337,235 5,217,025
Mirati Therapeutics, Inc.
(a)(b)
............ 442,285 20,039,933
Mirum Pharmaceuticals, Inc.
(a)
.......... 189,768 3,700,476
Moderna, Inc.
(a)(b)
................... 2,755,449 494,933,749
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 249,156 1,896,077
Morphic Holding, Inc.
(a)(b)
.............. 243,799 6,521,623
Myovant Sciences Ltd.
(a)(b)
............. 363,062 9,788,152
Myriad Genetics, Inc.
(a)(b)
.............. 648,121 9,404,236
Natera, Inc.
(a)
..................... 819,326 32,912,325
Neurocrine Biosciences, Inc.
(a)
.......... 784,354 93,683,242
Nkarta, Inc.
(a)(b)
.................... 305,752 1,831,454
Novavax, Inc.
(a)(b)
................... 653,160 6,714,485
Nurix Therapeutics, Inc.
(a)(b)
............ 350,475 3,848,216
Nuvalent, Inc., Class A
(a)(b)
............. 355,445 10,585,152
Omega Therapeutics, Inc.
(a)(b)
........... 151,291 863,872
PepGen, Inc.
(a)(b)
................... 158,965 2,125,362
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 261,894 2,278,478
Poseida Therapeutics, Inc.
(a)(b)
.......... 461,976 2,448,473
Precigen, Inc.
(a)(b)
................... 822,274 1,249,856
Prelude Therapeutics, Inc.
(a)(b)
.......... 137,286 829,207
Prometheus Biosciences, Inc.
(a)
......... 294,760 32,423,600
Protagonist Therapeutics, Inc.
(a)(b)
........ 366,388 3,997,293
Prothena Corp. plc
(a)(b)
................ 377,802 22,762,571
PTC Therapeutics, Inc.
(a)(b)
............. 592,274 22,607,099
RAPT Therapeutics, Inc.
(a)(b)
............ 210,325 4,164,435
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
918,047 7,078,142
Regeneron Pharmaceuticals, Inc.
(a)
....... 853,578 615,847,991
REGENXBIO, Inc.
(a)(b)
................ 325,585 7,384,268
Relay Therapeutics, Inc.
(a)(b)
............ 705,554 10,540,977
Repare Therapeutics, Inc.
(a)(b)
........... 256,682 3,775,792
Replimune Group, Inc.
(a)(b)
............. 266,891 7,259,435
REVOLUTION Medicines, Inc.
(a)(b)
........ 566,233 13,487,670
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 404,127 11,768,178
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 580,664 11,363,594
Roivant Sciences Ltd.
(a)(b)
............. 2,935,301 23,453,055
Sage Therapeutics, Inc.
(a)
............. 425,131 16,214,496
Sana Biotechnology, Inc.
(a)(b)
........... 682,615 2,696,329
Sangamo Therapeutics, Inc.
(a)
.......... 1,052,898 3,306,100
Sarepta Therapeutics, Inc.
(a)(b)
.......... 687,317 89,062,537
Scholar Rock Holding Corp.
(a)(b)
......... 321,106 2,906,009
Seagen, Inc.
(a)(b)
.................... 1,522,584 195,667,270
Selecta Biosciences, Inc.
(a)(b)
........... 853,146 964,055
Seres Therapeutics, Inc.
(a)(b)
............ 774,670 4,338,152
SpringWorks Therapeutics, Inc.
(a)(b)
....... 368,806 9,592,644
Stoke Therapeutics, Inc.
(a)(b)
............ 185,485 1,712,027
Summit Therapeutics, Inc.
(a)(b)
........... 225,212 957,151
Sutro Biopharma, Inc.
(a)
............... 415,971 3,361,046
Syndax Pharmaceuticals, Inc.
(a)
......... 422,980 10,764,841
Tango Therapeutics, Inc.
(a)
............. 376,826 2,731,989
Travere Therapeutics, Inc.
(a)(b)
.......... 512,406 10,775,898
Security
Shares
Shares Value
Biotechnology (continued)
Twist Bioscience Corp.
(a)(b)
............. 456,127 $ 10,860,384
Ultragenyx Pharmaceutical, Inc.
(a)
........ 539,729 25,005,645
uniQure NV
(a)(b)
.................... 341,091 7,732,533
United Therapeutics Corp.
(a)
............ 372,128 103,485,076
UroGen Pharma Ltd.
(a)(b)
.............. 159,029 1,410,587
Vanda Pharmaceuticals, Inc.
(a)
.......... 454,461 3,358,467
Vaxcyte, Inc.
(a)(b)
.................... 487,043 23,353,712
Veracyte, Inc.
(a)(b)
................... 591,439 14,034,847
Vertex Pharmaceuticals, Inc.
(a)
.......... 2,131,310 615,479,702
Verve Therapeutics, Inc.
(a)(b)
............ 315,797 6,110,672
Vir Biotechnology, Inc.
(a)
.............. 666,963 16,880,834
Voyager Therapeutics, Inc.
(a)(b)
.......... 229,263 1,398,504
Xencor, Inc.
(a)(b)
.................... 489,226 12,739,445
Xenon Pharmaceuticals, Inc.
(a)(b)
......... 500,095 19,718,746
Zai Lab Ltd., ADR
(a)(b)
................ 597,861 18,354,333
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 418,793 8,434,491
Zymeworks, Inc.
(a)(b)
................. 483,459 3,799,988
6,849,701,536
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 7,870,493 13,301,133
Diversified Consumer Services — 0.0%
Contra A/S, NVS
(a)(c)
................. 46,839 1
Health Care Equipment & Supplies — 0.9%
(a)
Meridian Bioscience, Inc. ............. 360,313 11,965,995
Novocure Ltd.
(b)
.................... 858,952 63,004,129
74,970,124
Health Care Providers & Services — 0.2%
(a)(b)
Castle Biosciences, Inc. .............. 205,014 4,826,030
Fulgent Genetics, Inc. ................ 157,804 4,699,403
Invitae Corp. ...................... 1,982,390 3,687,245
OPKO Health, Inc. .................. 3,447,776 4,309,720
17,522,398
Life Sciences Tools & Services — 17.6%
10X Genomics, Inc., Class A
(a)(b)
......... 711,634 25,931,943
AbCellera Biologics, Inc.
(a)(b)
............ 1,575,759 15,962,439
Adaptive Biotechnologies Corp.
(a)(b)
....... 1,164,893 8,899,783
Akoya Biosciences, Inc.
(a)
............. 144,250 1,380,472
Bio-Techne Corp. ................... 1,289,325 106,859,256
Bruker Corp.
(b)
..................... 824,110 56,327,918
Charles River Laboratories International, Inc.
(a)
(b)
........................... 419,059 91,312,956
Codexis, Inc.
(a)(b)
................... 531,161 2,475,210
Cytek Biosciences, Inc.
(a)(b)
............ 706,350 7,211,834
Illumina, Inc.
(a)
..................... 1,305,368 263,945,410
IQVIA Holdings, Inc.
(a)
................ 1,535,508 314,610,234
Maravai LifeSciences Holdings, Inc., Class A
(a)
906,288 12,968,981
MaxCyte, Inc.
(a)(b)
................... 725,056 3,958,806
Medpace Holdings, Inc.
(a)(b)
............ 197,955 42,047,622
Mettler-Toledo International, Inc.
(a)(b)
...... 183,057 264,599,741
NanoString Technologies, Inc.
(a)(b)
........ 386,163 3,077,719
Nautilus Biotechnology, Inc.
(a)(b)
......... 353,074 635,533
Olink Holding AB, ADR
(a)(b)
............. 729,975 18,526,765
Pacific Biosciences of California, Inc.
(a)(b)
... 1,711,391 13,999,178
Quanterix Corp.
(a)(b)
................. 278,461 3,856,685
Repligen Corp.
(a)(b)
.................. 430,154 72,829,374
Seer, Inc., Class A
(a)(b)
................ 340,921 1,977,342
Stevanato Group SpA
(b)
.............. 276,156 4,962,523
Syneos Health, Inc., Class A
(a)
.......... 852,484 31,269,113
Waters Corp.
(a)
.................... 492,641 168,768,954
1,538,395,791

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals — 2.4%
(a)
Aclaris Therapeutics, Inc. ............. 428,115 $ 6,742,811
Amylyx Pharmaceuticals, Inc. .......... 337,261 12,461,794
Arvinas, Inc.
(b)
..................... 382,986 13,101,951
ATAI Life Sciences NV
(b)
.............. 1,018,356 2,708,827
Atea Pharmaceuticals, Inc. ............ 599,230 2,882,296
Axsome Therapeutics, Inc.
(b)
........... 289,391 22,320,728
Cara Therapeutics, Inc.
(b)
............. 351,752 3,777,817
CinCor Pharma, Inc. ................. 145,451 1,787,593
Contra Ligand Pharmace, NVS
(c)
........ 46,839 —
Cymabay Therapeutics, Inc.
(b)
.......... 659,975 4,138,043
DICE Therapeutics, Inc. .............. 316,191 9,865,159
Edgewise Therapeutics, Inc.
(b)
.......... 335,182 2,996,527
Fulcrum Therapeutics, Inc.
(b)
........... 332,688 2,421,969
Intra-Cellular Therapies, Inc.
(b)
.......... 727,779 38,514,065
Ligand Pharmaceuticals, Inc. ........... 132,833 8,873,244
Marinus Pharmaceuticals, Inc.
(b)
......... 346,930 1,380,781
Nektar Therapeutics
(b)
................ 1,536,350 3,472,151
NGM Biopharmaceuticals, Inc.
(b)
......... 313,063 1,571,576
Nuvation Bio, Inc., Class A ............. 1,180,398 2,266,364
Phathom Pharmaceuticals, Inc.
(b)
........ 158,190 1,774,892
Pliant Therapeutics, Inc.
(b)
............. 316,758 6,122,932
Provention Bio, Inc.
(b)
................ 663,894 7,017,360
Reata Pharmaceuticals, Inc., Class A
(b)
.... 232,492 8,832,371
Revance Therapeutics, Inc.
(b)
........... 641,361 11,839,524
Tarsus Pharmaceuticals, Inc.
(b)
.......... 142,443 2,088,214
Terns Pharmaceuticals, Inc.
(b)
........... 123,292 1,255,113
Theravance Biopharma, Inc.
(b)
.......... 488,932 5,485,817
Ventyx Biosciences, Inc. .............. 239,054 7,838,581
Verona Pharma plc, ADR
(b)
............ 316,606 8,272,915
WaVe Life Sciences Ltd. .............. 551,447 3,860,129
205,671,544
Total Common Stocks — 99.8%
(Cost: $11,348,687,306) ........................... 8,699,562,527
Security
Shares
Shares Value
Preferred Stocks
Biotechnology — 0.1%
Grifols SA
(a)(b)
..................... 1,615,108 $ 13,728,418
Total Preferred Stocks — 0.1%
(Cost: $27,767,510) .............................. 13,728,418
Rights
Biotechnology — 0.0%
(a)(b)
Akouos, Inc., CVR .................. 157,087 124,099
Alexion Pharmaceuticals, Inc., CVR
(c)
..... 4,112 1,891
125,990
Total Rights — 0.0%
(Cost: $125,990) ................................ 125,990
Total Long-Term Investments — 99.9%
(Cost: $11,376,580,806) ........................... 8,713,416,935
Short-Term Securities
Money Market Funds — 9.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(f)
............ 845,786,544 846,040,279
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 14,324,577 14,324,577
Total Short-Term Securities — 9.9%
(Cost: $859,895,946) ............................. 860,364,856
Total Investments — 109.8%
(Cost: $12,236,476,752 ) ........................... 9,573,781,791
Liabilities in Excess of Other Assets — (9.8)% ............ (853,457,557)
Net Assets — 100.0% ..............................
$ 8,720,324,234
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 790,386,973 $ 55,287,096
(a)
$ — $ (14,427) $ 380,637 $ 846,040,279 845,786,544 $ 2,920,654
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 15,470,000 — (1,145,423)
(a)
— — 14,324,577 14,324,577 125,847 3
$ (14,427) $ 380,637 $ 860,364,856 $ 3,046,501 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 35 03/17/23 $ 4,838 $ (179,136)
Russell 2000 E-Mini Index .................................................... 18 03/17/23 1,594 (78,654)
$ (257,790)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,699,562,526 $ — $ 1 $ 8,699,562,527
Preferred Stocks ......................................... 13,728,418 — — 13,728,418
Rights ................................................ — 124,099 1,891 125,990
Short-Term Securities
Money Market Funds ...................................... 860,364,856 — — 860,364,856
$ 9,573,655,800 $ 124,099 $ 1,892 $ 9,573,781,791
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (257,790) $ — $ — $ (257,790)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares